Income and other taxes - Reconciliation of effective tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income (loss) before income taxes	$ 470,885	$ (37,504)
Deduct earnings of associate	(75,995)	(19,930)
Income (loss) before income taxes after deduction of earnings of associate	$ 394,890	$ (57,434)
Canadian statutory tax rate	26.50%	26.50%
Income tax recovery (expense) calculated at Canadian statutory tax rate	$ (104,646)	$ 15,220
Increase (decrease) in income tax recovery resulting from:
Impact of income and losses taxed in foreign jurisdictions	30,223	34,857
Derecognition of non-capital loss carryforwards	0	(17,861)
Unrecognised loss carryforwards and temporary differences	20,468	(6,468)
Impact of tax rate changes in the U.S.	(36,567)	0
Impact of tax rate changes in other jurisdictions	734	0
Impact of foreign exchange	3,104	(4,332)
Other business taxes	(4,105)	(5,404)
Adjustments to prior years	(17)	(467)
Other	(4,982)	(6,266)
Tax expense (income), continuing operations	$ (95,788)	$ 9,279